Stock-based compensation - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost	$ 1,000,000	$ 0	$ 0
Non-Vested Performance-Based Stock Units, Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost	508,000,000	386,000,000	332,000,000
Tax benefit recognized from awards	$ 102,000,000	$ 92,000,000	$ 79,000,000
Shares granted (shares)	6,473,919
Non-Vested Performance-Based Stock Units, Restricted Stock and Restricted Stock Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, vesting period	0 years
Non-Vested Performance-Based Stock Units, Restricted Stock and Restricted Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, vesting period	4 years
Performance Units | Executive Committee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (shares)	795,306	851,939	577,549
Return on tangible common shareholders' equity	70.00%
Total shareholder return	30.00%
Measurement period	3 years
Threshold percent of award	150.00%
Restricted Stock, RSUs and PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to nonvested awards	$ 502,000,000
Unrecognized compensation cost expected to be recognized for nonvested award over a weighted-average period	2 years 2 months 12 days
Total fair value of stock-based compensation that vested during the period	$ 402,000,000	$ 347,000,000	$ 305,000,000
Tax benefit from awards vested during period	$ 47,000,000	7,000,000	3,000,000
Subsidiary Long Term Incentive Plans | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, required service period	3 years
Subsidiary Long Term Incentive Plans | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, required service period	5 years
Employee Stock Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, vesting period	5 years
Employee Stock Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, vesting period	6 years
Long-Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, authorized shares (shares)	30,399,477
Long-Term Incentive Plan, Portion for the Vesting of Retirement Eligible Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost	$ 108,000,000	$ 77,000,000	$ 81,000,000